Related party balances and transactions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Lease liabilities	$ 4,661	$ 6,937
Transactions related to variable equipment leases with other related parties that are excluded from the lease liability	$ 5,444	$ 3,284
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Percentage of director remuneration	2.70%	2.20%	1.70%